Employee Benefit Plans (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Change in projected benefit obligation:
Balance, January 1	$ 14,217	$ 10,655
Service cost	1,168	931
Interest cost	667	604
Actuarial (gain) loss	(458)	2,240
Benefits paid	(252)	(213)
Balance, December 31	15,342	14,217
Change in plan assets:
Fair value, January 1	10,034	9,296
Actual gain (loss) return on plan assets	1,193	(54)
Employer contribution	766	1,005
Expenses paid	(34)	0
Benefits paid	(252)	(213)
Fair value, December 31	11,707	10,034
Funded status at end of year	(3,635)	(4,183)
Accumulated benefit obligation	$ 12,564	$ 10,762